Exhibit 99.1

BX Trust 2017-IMC

Commercial Mortgage Pass-Through Certificates, Series 2017-IMC

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Column Financial, Inc.

Credit Suisse Securities (USA) LLC

4 October 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc.

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

390 Greenwich Street

New York, New York 10013

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

383 Madison Avenue

New York, New York 10179

Column Financial, Inc. Credit Suisse Securities (USA) LLC 11 Madison Avenue New York, New York 10010

Re:	BX Trust 2017-IMC
Commercial Mortgage Pass-Through Certificates, Series 2017-IMC (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the BX Trust 2017-IMC securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

4 October 2017

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in BX Trust 2017-IMC (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity’s assets will consist primarily of three componentized promissory notes evidencing a floating rate interest-only commercial mortgage loan (the “Mortgage Loan”) and
c.	The Mortgage Loan is secured by first mortgage and deeds of trust liens on the borrowers’ interests in 15 properties, consisting of fee interests in 14 properties and fee and leasehold interests in 1 property (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of 9 October 2017 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Initial Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	With respect to the Mortgage Loan, the applicable Source Documents indicate that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months)” of the Mortgage Loan, as shown on the Final Data File, for the interest-only period of the Mortgage Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amort Term (Months)”) and
c.	Use the “Original Balance ($)” of the Mortgage Loan and each Property, as shown on the Final Data File, as the principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Mortgage Loan Amount ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Cut-Off Date Allocated Mortgage Loan Amount ($)” of the Mortgage Loan and each Property, as shown on the Final Data File, we recalculated the “Percentage of Cut-Off Date Allocated Mortgage Loan Amount” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

8.	Using the:
a.	Original Balloon Term (Months),
b.	IO Period and
c.	Seasoning

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Cut-Off Date Allocated Mortgage Loan Amount ($),
b.	Floating Rate Trust Margin,
c.	LIBOR Floor and
d.	Interest Calculation (30/360 / Actual/360)

of the Mortgage Loan, all as shown on the Final Data File, a LIBOR assumption of 1.2500% provided by the Depositor, the LIBOR rounding methodology that is described in the loan agreement Source Document for the Mortgage Loan and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 9., we recalculated the:

i.	Monthly Debt Service Payment and
ii.	Annual Debt Service Payment

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service Payment” of the Mortgage Loan as 1/12th of the product of:

i.	The “Cut-Off Date Allocated Mortgage Loan Amount ($)” of the Mortgage Loan, as shown on the Final Data File,
ii.	The sum of:
(a)	The “Floating Rate Trust Margin” of the Mortgage Loan, as shown on the Final Data File, and
(b)	The LIBOR assumption of 1.2500% that was provided by the Depositor, rounded (if applicable) using the LIBOR rounding methodology that is described in the loan agreement Source Document for the Mortgage Loan and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service Payment” of the Mortgage Loan as the product of:

i.	The “Cut-Off Date Allocated Mortgage Loan Amount ($)” of the Mortgage Loan, as shown on the Final Data File,
ii.	The sum of:
(a)	The “Floating Rate Trust Margin” of the Mortgage Loan, as shown on the Final Data File, and
(b)	The LIBOR assumption of 1.2500% that was provided by the Depositor, rounded (if applicable) using the LIBOR rounding methodology that is described in the loan agreement Source Document for the Mortgage Loan and
iii.	365/360.

Attachment A Page 4 of 5

10.	Using the:
a.	Cut-Off Date Allocated Mortgage Loan Amount ($),
b.	Floating Rate Trust Margin,

c.	LIBOR Cap and
d.	Interest Calculation (30/360 / Actual/360)

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 10., we recalculated the:

i.	Monthly Debt Service Payment at the LIBOR Cap and
ii.	Annual Debt Service Payment at the LIBOR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service Payment at the LIBOR Cap” of the Mortgage Loan as 1/12th of the product of:

i.	The “Cut-Off Date Allocated Mortgage Loan Amount ($)” of the Mortgage Loan, as shown on the Final Data File,
ii.	The sum of:
(a)	The “Floating Rate Trust Margin” of the Mortgage Loan, as shown on the Final Data File, and
(b)	The “LIBOR Cap” of the Mortgage Loan, as shown on the Final Data File and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service Payment at the LIBOR Cap” of the Mortgage Loan as the product of:

i.	The “Cut-Off Date Allocated Mortgage Loan Amount ($)” of the Mortgage Loan, as shown on the Final Data File,
ii.	The sum of:
(a)	The “Floating Rate Trust Margin” of the Mortgage Loan, as shown on the Final Data File, and
(b)	The “LIBOR Cap” of the Mortgage Loan, as shown on the Final Data File and
iii.	365/360.

Attachment A Page 5 of 5

11.	Using the:
a.	Cut-Off Date Allocated Mortgage Loan Amount ($),
b.	Appraised Value ($),
c.	Annual Debt Service Payment,
d.	Annual Debt Service Payment at the LIBOR Cap and
e.	UW NCF ($)

of the Mortgage Loan, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Cut-Off Date LTV,
ii.	Mortgage Loan UW NCF Debt Yield,
iii.	Mortgage Loan UW NCF DSCR Based on Assumed LIBOR and
iv.	Mortgage Loan UW NCF DSCR Based on LIBOR Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. and ii. above to the nearest 1/10th of one percent,
b.	Round each of the recalculated characteristics listed in items iii. and iv. above to two decimal places and
c.	Use “<blank>” for each of the characteristics listed in items i. through iv. above for each Property.

12.	Using the:
a.	Cut-Off Date Allocated Mortgage Loan Amount ($),
b.	Appraised Value ($) and
c.	NRA

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Appraised Value Per SF ($) and
ii.	Cut-Off Date Allocated Mortgage Loan Amount per SF ($)

of the Mortgage Loan and each Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Document Date

Loan Agreement	26 September 2017

Promissory Notes	26 September 2017

Closing Statement	26 September 2017

Cash Management Agreement	26 September 2017

Deposit Account Control Agreement	26 September 2017

Interest Rate Cap Agreement	26 September 2017

Guaranty Agreement	26 September 2017

Property Source Documents

Source Document Title	Document Date

Property Appraisal Reports	August 2017

USPS Internet Site (www.usps.gov)	Not Applicable

Engineering Reports	25 September 2017

Underwritten Rent Roll	31 July 2017

Underwriting Summary	31 July 2017

Proformas	Various

Ground Lease Estoppel	22 September 2017

Ground Lease Agreement	1 June 1973

Ground Lease Agreement Amendments	Various

Environmental Phase I Reports	Various

Property Management Agreement	Not Dated

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Property Appraisal Report or Environmental Phase I Report
City (see Note 1)	Property Appraisal Report
State (see Note 1)	Property Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
County	USPS Internet Site (www.usps.gov)
Market	Property Appraisal Report
Property Type	Environmental Phase I Report
Year Built	Property Appraisal Report or Engineering Report
Renovated Date	Property Appraisal Report or Engineering Report
Tenancy (Single/Multi)	Underwritten Rent Roll
NRA	Underwritten Rent Roll
UW Leased (%) (see Note 2)	Underwritten Rent Roll
Metric Identifier	Underwriting Summary
Ownership Interest	Loan Agreement, Proforma and Property Appraisal Report
Ground Lessor	Ground Lease Estoppel
Ground Lease Maturity Date	Ground Lease Agreement and Ground Lease Agreement Amendment
Ground Lease Extension (Description)	Ground Lease Agreement and Ground Lease Agreement Amendment
Ground Lease Extension Tenor (Years)	Ground Lease Agreement and Ground Lease Agreement Amendment
Ground Lease Max Maturity Date	Ground Lease Agreement and Ground Lease Agreement Amendment

Third Party Information:

Characteristic	Source Document

Appraisal Report Provider	Property Appraisal Report
Appraised Value ($) (see Note 3)	Property Appraisal Report
Appraisal Date	Property Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Date	Environmental Phase I Report
Environmental Report Provider	Environmental Phase I Report
Phase II Follow Up Required	Environmental Phase I Report
ACM O&M Plan	Environmental Phase I Report
Seismic Zone	Engineering Report

Exhibit 2 to Attachment A Page 2 of 8

Underwriting Information: (see Note 4)

Characteristic	Source Document

2014 Base Rental Income ($)	Underwriting Summary
2015 Base Rental Income ($)	Underwriting Summary
2016 Base Rental Income ($)	Underwriting Summary
Jul 2017 TTM Base Rental Income ($)	Underwriting Summary
UW Base Rental Income ($)	Underwriting Summary
2014 Contractual Rent Steps ($)	Underwriting Summary
2015 Contractual Rent Steps ($)	Underwriting Summary
2016 Contractual Rent Steps ($)	Underwriting Summary
Jul 2017 TTM Contractual Rent Steps ($)	Underwriting Summary
UW Contractual Rent Steps ($)	Underwriting Summary
2014 Potential Income From Vacant Space ($)	Underwriting Summary
2015 Potential Income From Vacant Space ($)	Underwriting Summary
2016 Potential Income From Vacant Space ($)	Underwriting Summary
Jul 2017 TTM Potential Income From Vacant Space ($)	Underwriting Summary
UW Potential Income From Vacant Space ($)	Underwriting Summary
2014 Reimbursements ($)	Underwriting Summary
2015 Reimbursements ($)	Underwriting Summary
2016 Reimbursements ($)	Underwriting Summary
Jul 2017 TTM Reimbursements ($)	Underwriting Summary
UW Reimbursements ($)	Underwriting Summary
2014 Trade Show / TLA Revenue ($)	Underwriting Summary
2015 Trade Show / TLA Revenue ($)	Underwriting Summary
2016 Trade Show / TLA Revenue ($)	Underwriting Summary
Jul 2017 TTM Trade Show / TLA Revenue ($)	Underwriting Summary
UW Trade Show / TLA Revenue ($)	Underwriting Summary
2014 Economic Vacancy ($)	Underwriting Summary
2015 Economic Vacancy ($)	Underwriting Summary
2016 Economic Vacancy ($)	Underwriting Summary
Jul 2017 TTM Economic Vacancy ($)	Underwriting Summary
UW Economic Vacancy ($)	Underwriting Summary
2014 Other Income ($)	Underwriting Summary
2015 Other Income ($)	Underwriting Summary
2016 Other Income ($)	Underwriting Summary
Jul 2017 TTM Other Income ($)	Underwriting Summary
UW Other Income ($)	Underwriting Summary
2014 Total Revenue ($)	Underwriting Summary
2015 Total Revenue ($)	Underwriting Summary
2016 Total Revenue ($)	Underwriting Summary
Jul 2017 TTM Total Revenue ($)	Underwriting Summary
UW Total Revenue ($)	Underwriting Summary
2014 Management Fees ($)	Underwriting Summary
2015 Management Fees ($)	Underwriting Summary
2016 Management Fees ($)	Underwriting Summary
JUL 2017 TTM Management Fees ($)	Underwriting Summary
UW Management Fees ($)	Underwriting Summary

Exhibit 2 to Attachment A Page 3 of 8

Underwriting Information: (continued)

Characteristic	Source Document

2014 Payroll & Benefits ($)	Underwriting Summary
2015 Payroll & Benefits ($)	Underwriting Summary
2016 Payroll & Benefits ($)	Underwriting Summary
Jul 2017 TTM Payroll & Benefits ($)	Underwriting Summary
UW Payroll & Benefits ($)	Underwriting Summary
2014 Utilities ($)	Underwriting Summary
2015 Utilities ($)	Underwriting Summary
2016 Utilities ($)	Underwriting Summary
Jul 2017 TTM Utilities ($)	Underwriting Summary
UW Utilities ($)	Underwriting Summary
2014 Advertising & Marketing ($)	Underwriting Summary
2015 Advertising & Marketing ($)	Underwriting Summary
2016 Advertising & Marketing ($)	Underwriting Summary
Jul 2017 TTM Advertising & Marketing ($)	Underwriting Summary
UW Advertising & Marketing ($)	Underwriting Summary
2014 Repairs & Maintenance ($)	Underwriting Summary
2015 Repairs & Maintenance ($)	Underwriting Summary
2016 Repairs & Maintenance ($)	Underwriting Summary
Jul 2017 TTM Repairs & Maintenance ($)	Underwriting Summary
UW Repairs & Maintenance ($)	Underwriting Summary
2014 General & Administrative ($)	Underwriting Summary
2015 General & Administrative ($)	Underwriting Summary
2016 General & Administrative ($)	Underwriting Summary
Jul 2017 TTM General & Administrative ($)	Underwriting Summary
UW General & Administrative ($)	Underwriting Summary
2014 Legal & Professional ($)	Underwriting Summary
2015 Legal & Professional ($)	Underwriting Summary
2016 Legal & Professional ($)	Underwriting Summary
Jul 2017 TTM Legal & Professional ($)	Underwriting Summary
UW Legal & Professional ($)	Underwriting Summary
2014 Ground Rent ($)	Underwriting Summary
2015 Ground Rent ($)	Underwriting Summary
2016 Ground Rent ($)	Underwriting Summary
Jul 2017 TTM Ground Rent ($)	Underwriting Summary
UW Ground Rent ($)	Underwriting Summary
2014 Real Estate Taxes ($)	Underwriting Summary
2015 Real Estate Taxes ($)	Underwriting Summary
2016 Real Estate Taxes ($)	Underwriting Summary
Jul 2017 TTM Real Estate Taxes ($)	Underwriting Summary
UW Real Estate Taxes ($)	Underwriting Summary
2014 Insurance ($)	Underwriting Summary
2015 Insurance ($)	Underwriting Summary
2016 Insurance ($)	Underwriting Summary
Jul 2017 TTM Insurance ($)	Underwriting Summary
UW Insurance ($)	Underwriting Summary
2014 Total Expenses ($)	Underwriting Summary

Exhibit 2 to Attachment A Page 4 of 8

Underwriting Information: (continued)

Characteristic	Source Document

2015 Total Expenses ($)	Underwriting Summary
2016 Total Expenses ($)	Underwriting Summary
Jul 2017 TTM Total Expenses ($)	Underwriting Summary
UW Total Expenses ($)	Underwriting Summary
2014 NOI ($)	Underwriting Summary
2015 NOI ($)	Underwriting Summary
2016 NOI ($)	Underwriting Summary
Jul 2017 TTM NOI ($)	Underwriting Summary
UW NOI ($)	Underwriting Summary
2014 Replacement Reserves ($)	Underwriting Summary
2015 Replacement Reserves ($)	Underwriting Summary
2016 Replacement Reserves ($)	Underwriting Summary
Jul 2017 TTM Replacement Reserves ($)	Underwriting Summary
UW Replacement Reserves ($)	Underwriting Summary
2014 TI / LC ($)	Underwriting Summary
2015 TI / LC ($)	Underwriting Summary
2016 TI / LC ($)	Underwriting Summary
Jul 2017 TTM TI / LC ($)	Underwriting Summary
UW TI / LC ($)	Underwriting Summary
2014 NCF ($)	Underwriting Summary
2015 NCF ($)	Underwriting Summary
2016 NCF ($)	Underwriting Summary
Jul 2017 TTM NCF ($)	Underwriting Summary
UW NCF ($)	Underwriting Summary

Major Tenant Information: (see Note 5)

Characteristic	Source Document

Largest Tenant Name	Underwritten Rent Roll
Largest Tenant Lease Start (see Note 6)	Underwritten Rent Roll
Largest Tenant Lease Exp.	Underwritten Rent Roll
Largest Tenant NRA	Underwritten Rent Roll
Largest Tenant UW Base Rent ($)	Underwritten Rent Roll
Largest Tenant UW Gross Rent ($)	Underwritten Rent Roll
Second Largest Tenant Name	Underwritten Rent Roll
Second Largest Tenant Lease Start (see Note 6)	Underwritten Rent Roll
Second Largest Tenant Lease Exp.	Underwritten Rent Roll
Second Largest Tenant NRA	Underwritten Rent Roll
Second Largest Tenant UW Base Rent ($)	Underwritten Rent Roll
Second Largest Tenant UW Gross Rent ($)	Underwritten Rent Roll
Third Largest Tenant Name	Underwritten Rent Roll
Third Largest Tenant Lease Start (see Note 6)	Underwritten Rent Roll
Third Largest Tenant Lease Exp.	Underwritten Rent Roll
Third Largest Tenant NRA	Underwritten Rent Roll
Third Largest Tenant UW Base Rent ($)	Underwritten Rent Roll
Third Largest Tenant UW Gross Rent ($)	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 5 of 8

Major Tenant Information: (continued)

Characteristic	Source Document

Fourth Largest Tenant Name	Underwritten Rent Roll
Fourth Largest Tenant Lease Start (see Note 6)	Underwritten Rent Roll
Fourth Largest Tenant Lease Exp.	Underwritten Rent Roll
Fourth Largest Tenant NRA	Underwritten Rent Roll
Fourth Largest Tenant UW Base Rent ($)	Underwritten Rent Roll
Fourth Largest Tenant UW Gross Rent ($)	Underwritten Rent Roll
Fifth Largest Tenant Name	Underwritten Rent Roll
Fifth Largest Tenant Lease Start (see Note 6)	Underwritten Rent Roll
Fifth Largest Tenant Lease Exp.	Underwritten Rent Roll
Fifth Largest Tenant NRA	Underwritten Rent Roll
Fifth Largest Tenant UW Base Rent ($)	Underwritten Rent Roll
Fifth Largest Tenant UW Gross Rent ($)	Underwritten Rent Roll

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Loan Agreement and Closing Statement
Ongoing Tax Escrow Monthly	Loan Agreement
Initial Insurance Escrow	Loan Agreement and Closing Statement
Ongoing Insurance Escrow Monthly	Loan Agreement
Initial Immediate Repairs Escrow	Loan Agreement and Closing Statement
Initial Replacement Reserve Escrow	Loan Agreement and Closing Statement
Ongoing Replacement Reserve Escrow Monthly	Loan Agreement
Initial Ground Lease Escrow	Loan Agreement and Closing Statement
Ongoing Ground Lease Escrow Monthly	Loan Agreement
Initial Unfunded Obligations Escrow	Loan Agreement and Closing Statement
Initial Rollover Reserve Escrow	Loan Agreement
Ongoing Rollover Reserve Escrow Monthly	Loan Agreement and Closing Statement

Mortgage Loan Information:

Characteristic	Source Document

Original Balance ($) (see Note 7)	Loan Agreement
Floating Rate Trust Margin	Loan Agreement
Origination Date	Loan Agreement
Interest Accrual Period	Loan Agreement
LIBOR Cap	Interest Rate Cap Agreement
LIBOR Cap Expiration Date	Interest Rate Cap Agreement
LIBOR Lookback days	Loan Agreement
LIBOR Floor	Loan Agreement
Interest Calculation (30/360 / Actual/360)	Loan Agreement
Amort Type	Loan Agreement
Grace Period	Loan Agreement
First Loan Payment Date	Loan Agreement
Initial Maturity Date	Loan Agreement

Exhibit 2 to Attachment A Page 6 of 8

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Fully Extended Maturity Date	Loan Agreement
Extensions	Loan Agreement
Lockbox Type (see Note 8)	Cash Management Agreement and Loan Agreement
Lockbox (see Note 9)	Cash Management Agreement and Loan Agreement
Cash Management Type (see Note 10)	Cash Management Agreement and Loan Agreement
DY at Cash Sweep Period	Loan Agreement
Partial Release	Loan Agreement
Partial Release Description	Loan Agreement
Borrower Entity	Loan Agreement
Single Purpose Entity	Loan Agreement
Non-Consolidation Letter	Loan Agreement
Prepayment Provision	Loan Agreement
Terrorism Insurance Required	Loan Agreement
Future Debt Permitted (Y/N)	Loan Agreement
Loan Purpose	Closing Statement

Exhibit 2 to Attachment A Page 7 of 8

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics for each Property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “UW Leased (%)” characteristic for each Property, the Depositor instructed us to use permanent NRA, which excludes temporary NRA from the “NRA” characteristic, as the denominator in our recalculations, all as shown in the applicable underwritten rent roll Source Document.

3.	For the purpose of comparing the “Appraised Value ($)” characteristic for the Properties identified on the Preliminary Data File as:
a.	World Market Center Building A,
b.	World Market Center Building B and
c.	World Market Center Building C,

the Depositor instructed us to allocate the appraised value, as shown in the applicable property appraisal report Source Document, pro rata using the “Jul 2017 TTM NOI ($)” characteristic.

In addition to the instructions provided by the Depositor in the first paragraph of this Note 3., for the purpose of comparing the “Appraised Value ($)” characteristic for the Property identified on the Preliminary Data File as “World Market Center Building A” (the “World Market Center Building A Property”), the Depositor instructed us to include $26,000,000 associated with an outparcel, as shown in the applicable property appraisal report Source Document.

For the purpose of comparing the “Appraised Value ($)” characteristic for the Properties identified on the Preliminary Data File as:

a.	Furniture Plaza / Plaza Suites and
b.	National Furniture Mart,

the Depositor instructed us to allocate the appraised value, as shown in the applicable property appraisal report Source Document, pro rata using the “Jul 2017 TTM NOI ($)” characteristic.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of $1 or less.

5.	For the purpose of comparing the “Major Tenant Information” characteristics for each Property, the Depositor instructed us to combine multiple spaces leased by the same tenant at the Property only if the leases for each space have the same lease expiration date, all as shown in the applicable underwritten rent roll Source Document.

Exhibit 2 to Attachment A Page 8 of 8

Notes: (continued)

5. (continued)

For the purpose of comparing the “Major Tenant Information” characteristics for each Property, the Depositor instructed us to consider the tenant that pays the higher monthly underwritten gross rent as the larger tenant for tenants with the same square footage, all as shown in the applicable underwritten rent roll Source Document.

6.	For the purpose of comparing the:
a.	Largest Tenant Lease Start,
b.	Second Largest Tenant Lease Start,
c.	Third Largest Tenant Lease Start,
d.	Fourth Largest Tenant Lease Start and
e.	Fifth Largest Tenant Lease Start

characteristics for each Property, the Depositor instructed us to use the weighted average lease start date when combining multiple spaces leased by the same tenant at the Property based on underwritten gross rent, all as shown in the applicable underwritten rent roll Source Document.

7.	For the purpose of comparing the “Original Balance ($)” characteristic for the World Market Center Building A Property, the Depositor instructed us to include the $16,774,090 allocated loan amount associated with an outparcel, as shown in the applicable loan agreement Source Document.

8.	For the purpose of comparing the “Lockbox Type” characteristic for the Mortgage Loan, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the cash management agreement and loan agreement Source Documents require all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender.

9.	For the purpose of comparing the “Lockbox” characteristic for the Mortgage Loan, the Depositor instructed us to use “In-Place” for the “Lockbox” characteristic if the cash management agreement and loan agreement Source Documents require the monthly debt service and reserve accounts to be funded directly from the lockbox account, and any excess cash is either (i) disbursed to the borrowers or (ii) retained as additional collateral for the Mortgage Loan.

10.	For the purpose of comparing the “Cash Management Type” characteristic for the Mortgage Loan, the Depositor instructed us to use “Springing” for the “Cash Management Type” characteristic if upon the occurrence of an event of default or one or more specified trigger events under the cash management agreement and loan agreement Source Documents require funds in the lockbox to be forwarded to a cash management account controlled by the lender, and the funds to be disbursed according to the cash management agreement and loan agreement Source Documents.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property Rank
Property Name
Earthquake Insurance Required
Cut-off Date
Administrative Fee Rate (%)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.